Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets, Net
Useful life	20 years
Intangible assets gross	$ 887,400	$ 908,348
Less: Accumulated amortization	(270,428)	(242,240)
Total	616,972	666,108
Amortization expense	$ 50,176	$ 35,478
Intellectual property rights
Intangible Assets, Net
Useful life	20 years	20 years
Intangible assets gross	$ 21,718	$ 23,628
Patents and trademarks
Intangible Assets, Net
Useful life	20 years	20 years
Intangible assets gross	$ 865,682	$ 884,720